DAVID JONES & ASSOC., P.C.

Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	P (281) 702-2137 F (877) 639-0675

October 22, 2009

Securities and Exchange Commission                         VIA EDGAR

450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management

Re:     Timothy Plan, File No.'s 811-08228 & 33-73248

On behalf of the Timothy Plan (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information, dated October 29, 2009, for the Timothy Plan Defensive Strategies Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post Effective Amendment No. 32, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-09-167352 on August 6, 2009.

Sincerely,

/s/ David D. Jones

David D. Jones
Legal Counsel to the Trust